Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
U.S. income (loss)	$ (170)	$ (208)	$ 381
Foreign income (loss)	11	(28)	(2)
Income (loss) before income taxes	$ (159)	$ (236)	$ 379